Deferred revenue	12 Months Ended
Dec. 31, 2022
Deferred revenue
Deferred revenue
15	Deferred revenue

	As of December 31,
	2021	2022
Deferred revenue, current	22,802	16,975

Changes in deferred revenue balance for the years ended December 31, 2021 and 2022 were as follows:

	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	28,199	22,802
Additions to deferred revenue	135,292	72,300
Recognition of deferred revenue as revenues	(141,156)	(77,887)
Exchange differences	467	(240)
Balance at the end of year	22,802	16,975